Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 1.6%
Nexstar Media Group, Inc.	45,395	$8,388,542

Consumer Discretionary - 4.7%
Meritage Homes Corporation	28,088	5,698,213
Penske Automotive Group, Inc.	36,499	6,354,841
Texas Roadhouse, Inc.	58,614	10,234,590
Tractor Supply Company	9,935	2,616,084
		24,903,728

Consumer Staples - 6.6%
Conagra Brands, Inc.	247,903	7,516,419
Inter Parfums, Inc.	114,595	16,121,225
Lancaster Colony Corporation	57,887	11,175,664
		34,813,308

Energy - 5.9%
Plains GP Holdings LP - Class A	497,318	9,498,774
Targa Resources Corporation	147,425	19,943,654
World Kinect Corporation	65,190	1,820,756
		31,263,184

Financials - 19.3%
American Financial Group, Inc./OH	98,427	12,890,000
Cboe Global Markets, Inc.	42,093	7,724,486
Evercore, Inc. - Class A	77,101	19,305,319
First Financial Bancorp	187,098	5,119,001
Hartford Financial Services Group, Inc.	188,707	20,931,381
Home BancShares, Inc./AR	397,929	11,273,329
Victory Capital Holdings, Inc. - Class A	469,074	24,574,787
		101,818,303

Health Care - 5.9%
Perrigo Company PLC	446,199	12,614,046
Quest Diagnostics, Inc.	112,136	15,956,953
US Physical Therapy, Inc.	26,075	2,542,312
		31,113,311

Industrials - 22.9%
Booz Allen Hamilton Holding Corporation	173,312	24,837,343
Broadridge Financial Solutions, Inc.	106,766	22,847,924
CSG Systems International, Inc.	128,181	6,003,998
Hubbell, Inc.	58,085	22,981,330
Insperity, Inc.	47,708	4,900,566
Snap-on, Inc.	67,336	19,327,452
Watsco, Inc.	41,774	20,447,955
		121,346,568

Information Technology - 8.3%
Amdocs, Ltd.	205,627	17,986,194
Avnet, Inc.	204,940	11,017,574
NetApp, Inc.	117,404	14,907,960
		43,911,728

Materials - 10.8%
Avery Dennison Corporation	69,235	15,012,225
Avient Corporation	172,893	7,821,679
Packaging Corporation of America	99,728	19,932,635
RPM International, Inc.	83,882	10,188,308
Sonoco Products Company	76,477	4,123,640
		57,078,487

Real Estate - 5.7%
Agree Realty Corporation	188,493	13,000,362
Equity LifeStyle Properties, Inc.	87,617	6,017,536
Terreno Realty Corporation	160,844	11,003,338
		30,021,236

Utilities - 8.0%
Alliant Energy Corporation	178,928	9,959,132
Atmos Energy Corporation	78,367	10,021,572
CMS Energy Corporation	86,162	5,583,298
NiSource, Inc.	534,827	16,713,344
		42,277,346
TOTAL COMMON STOCKS (Cost $450,964,643)		526,935,741

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%	Par
5.24%, 09/19/2024 (a)	262,000	260,131
5.22%, 09/26/2024 (a)	507,000	502,857
5.25%, 10/03/2024 (a)	192,000	190,261
5.24%, 10/10/2024 (a)	326,000	322,729
5.24%, 10/17/2024 (a)	195,000	192,854
5.21%, 10/24/2024 (a)	254,000	250,957
5.19%, 10/31/2024 (a)	162,000	159,901
TOTAL SHORT-TERM INVESTMENTS (Cost $1,879,821)		1,879,690

TOTAL INVESTMENTS - 100.1% (Cost $452,844,464)		528,815,431
Liabilities in Excess of Other Assets - (0.1)%		(425,209)
TOTAL NET ASSETS - 100.0%		$528,390,222

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Zero coupon bond; the rate shown is the effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Bahl & Gaynor Small/Mid Cap Income Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$526,935,741	$–	$–	$526,935,741
U.S. Treasury Bills	–	1,879,690	–	1,879,690
Total Investments	$526,935,741	$1,879,690	$–	$528,815,431

Refer to the Schedule of Investments for further disaggregation of investment categories.